Cover Page	12 Months Ended
Mar. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Registrant Name	SAWAI GROUP HOLDINGS Co., Ltd.
Entity Central Index Key	0001816901
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	333-250990
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	M0
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Country	JP
ICFR Auditor Attestation Flag	false
Entity Common Stock, Shares Outstanding	43,791,339
Document Shell Company Report	false
Document Registration Statement	false
Security Reporting Obligation	15(d)